Securities (Schedule of Unrealized Losses) (Details)	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Number of Securities, Less Than 12 Months | security	11	52
Fair Value, Less Than 12 Months	$ 11,781,000	$ 72,395,000
Gross unrealized Losses, Less Than 12 Months	$ (42,000)	$ (745,000)
Number of Securities, 12 Months or More | security	70	42
Fair Value, 12 Months or More	$ 108,679,000	$ 65,975,000
Gross Unrealized Losses, 12 Months or More	$ (3,500,000)	$ (1,690,000)
Number of Securities, Total | security	81	94
Fair Value, Total	$ 120,460,000	$ 138,370,000
Unrealized Losses, Total	$ (3,542,000)	$ (2,435,000)
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of Securities, Less Than 12 Months | security		5
Fair Value, Less Than 12 Months		$ 10,845,000
Gross unrealized Losses, Less Than 12 Months		$ (157,000)
Number of Securities, 12 Months or More | security	14	15
Fair Value, 12 Months or More	$ 23,267,000	$ 23,369,000
Gross Unrealized Losses, 12 Months or More	$ (731,000)	$ (627,000)
Number of Securities, Total | security	14	20
Fair Value, Total	$ 23,267,000	$ 34,214,000
Unrealized Losses, Total	$ (731,000)	$ (784,000)
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of Securities, Less Than 12 Months | security	8	23
Fair Value, Less Than 12 Months	$ 5,055,000	$ 10,491,000
Gross unrealized Losses, Less Than 12 Months	$ (10,000)	$ (70,000)
Number of Securities, 12 Months or More | security	13	6
Fair Value, 12 Months or More	$ 8,242,000	$ 3,862,000
Gross Unrealized Losses, 12 Months or More	$ (178,000)	$ (108,000)
Number of Securities, Total | security	21	29
Fair Value, Total	$ 13,297,000	$ 14,353,000
Unrealized Losses, Total	$ (188,000)	$ (178,000)
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of Securities, Less Than 12 Months | security	3	23
Fair Value, Less Than 12 Months	$ 6,726,000	$ 51,050,000
Gross unrealized Losses, Less Than 12 Months	$ (32,000)	$ (518,000)
Number of Securities, 12 Months or More | security	43	20
Fair Value, 12 Months or More	$ 77,170,000	$ 38,740,000
Gross Unrealized Losses, 12 Months or More	$ (2,591,000)	$ (955,000)
Number of Securities, Total | security	46	43
Fair Value, Total	$ 83,896,000	$ 89,790,000
Unrealized Losses, Total	$ (2,623,000)	$ (1,473,000)
Debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of Securities, Less Than 12 Months | security	11	51
Fair Value, Less Than 12 Months	$ 11,781,000	$ 72,386,000
Gross unrealized Losses, Less Than 12 Months	$ (42,000)	$ (745,000)
Number of Securities, 12 Months or More | security	70	41
Fair Value, 12 Months or More	$ 108,679,000	$ 65,971,000
Gross Unrealized Losses, 12 Months or More	$ (3,500,000)	$ (1,690,000)
Number of Securities, Total | security	81	92
Fair Value, Total	$ 120,460,000	$ 138,357,000
Unrealized Losses, Total	(3,542,000)	$ (2,435,000)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of Securities, Less Than 12 Months | security		1
Fair Value, Less Than 12 Months		$ 9,000
Number of Securities, 12 Months or More | security		1
Fair Value, 12 Months or More		$ 4,000
Gross Unrealized Losses, 12 Months or More	$ (1,000)	$ (1,000)
Number of Securities, Total | security		2
Fair Value, Total		$ 13,000